Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit)	$ 2,516	$ 1,458	$ (2,225)
Continuing Operations [Member]
Income Tax Expense (Benefit)	(2,516)	(1,458)	2,225
Discontinued Operations [Member]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0